Goodwill and Intangible Assets, net (Details) - Successor [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Beginning balance		$ 8,737
Acquisition of Legacy CXApp	44,122
Measurement Period Adjustments	671
Impairment	(36,056)	0
Ending balance	$ 8,737	$ 8,737